                 NATIONS OUTLOOK VARIABLE ANNUITY (SERIES I/IR)
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-40414

                   SUPPLEMENT DATED SEPTEMBER 14, 2006 TO THE
      PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006

             SUPPLEMENT DATED SEPTEMBER 14, 2006 TO THE PROSPECTUS

THE BOARD OF TRUSTEES OF COLUMBIA FUNDS VARIABLE INSURANCE TRUST I APPROVED VARIOUS CHANGES TO THE FUNDS AT ITS MEETINGS HELD AUGUST 15-16, 2006. ACCORDINGLY, EFFECTIVE OCTOBER 2, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR
PROSPECTUS:

Columbia Marsico Mid Cap Growth Fund, Variable Series has terminated its sub-advisory agreement with Marsico Capital Management, LLC. References to Marsico Capital Management, LLC as the Fund's sub-adviser are deleted.

All references to the "Columbia Marsico Mid Cap Growth Fund, Variable Series" in the prospectus are deleted and replaced with "Columbia Mid Cap Growth Fund, Variable Series."

All references to the "Shares" of Columbia Marsico 21st Century Fund, Variable Series; Columbia Marsico Focused Equities Fund, Variable Series; Columbia Marsico Growth Fund, Variable Series; and Columbia Mid Cap Growth Fund, Variable Series (formerly Columbia Marsico Mid Cap Growth Fund, Variable Series) are replaced with "Class A Shares."

All references to the "Shares" of Columbia Marsico International Opportunities Fund, Variable Series are replaed with "Class B Shares"

The information for the Columbia Marsico Mid Cap Growth Fund, Variable Series Sub-Account listed in the table in the section entitled "The Funds" is deleted and replaced with the following:

COLUMBIA MID CAP GROWTH FUND, VARIABLE      Columbia Management Advisors, LLC            Long-term capital growth by investing
 SERIES SUB-ACCOUNT (formerly Columbia                                                   primarily in equity securities
 Marsico Mid Cap Growth Portfolio
 Sub-Account) which purchases Class A
 Shares of the Columbia Mid Cap Growth
 Fund, Variable Series of Columbia Funds
 Variable Insurance Trust I (formerly
 Nations Separate Account Trust)

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6029

 SUPPLEMENT DATED SEPTEMBER 14, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION

THE BOARD OF TRUSTEES OF COLUMBIA FUNDS VARIABLE INSURANCE TRUST I APPROVED VARIOUS CHANGES TO THE FUNDS AT ITS MEETINGS HELD AUGUST 15-16, 2006. ACCORDINGLY, EFFECTIVE OCTOBER 2, 2006, THE FOLLOWING CHANGES ARE MADE TO YOUR STATEMENT OF ADDITIONAL INFORMATION:

Columbia Marsico Mid Cap Growth Fund, Variable Series has terminated its sub-advisory agreement with Marsico Capital Management, LLC. References to Marsico Capital Management, LLC as the Fund's sub-adviser are deleted.

All references to the "Columbia Marsico Mid Cap Growth Fund, Variable Series" in the Statement of Additional Information are deleted and replaced with "Columbia Mid Cap Growth Fund, Variable Series."

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-6030